Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Feb. 10, 2021
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share)		$ 10		$ 10
Generating gross proceeds	$ 345,000,000
Incurring offering costs	19,100,000
Deferred underwriting commissions	11,700,000		$ 11,721,500
Offering costs allocated	$ 593,000
Price per warrant (in Dollars per share)		$ 1		$ 1
Fair market value		80.00%		80.00%
Common stock ,par value (in Dollars per share)		$ 0.0001		$ 0.0001
Net tangible assets		$ 5,000,001		$ 5,000,001
Interest to pay dissolution expenses		$ 100,000		$ 100,000
Business combination agreement, description		RONI will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware, upon which (a) RONI will change its name to “NET Power Inc.” (the “combined company”), (b) each then issued and outstanding Class A ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class A common stock, par value $0.0001 per share, of RONI (“Class A Common Stock”), (c) each then issued and outstanding Class B ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class B common stock, par value $0.0001 per share, of RONI (“Class B Common Stock”), and (d) each issued and outstanding warrant to purchase one Class A ordinary share in the capital of RONI at a price of $11.50 per share will convert automatically, on a one-for-one basis, into a whole warrant exercisable for one share of Class A Common Stock;		RONI will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware, upon which (a) RONI will change its name to “NET Power Inc.” (the “combined company”), (b) each then issued and outstanding Class A ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class A common stock, par value $0.0001 per share, of RONI (“Class A Common Stock”), (c) each then issued and outstanding Class B ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class B common stock, par value $0.0001 per share, of RONI (“Class B Common Stock”), and (d) each issued and outstanding warrant to purchase one Class A ordinary share in the capital of RONI at a price of $11.50 per share will convert automatically, on a one-for-one basis, into a whole warrant exercisable for one share of Class A Common Stock;
Aggregate share (in Shares)		137,192,563		135,698,078
Net tangible assets		$ 5,000,001		$ 5,000,001
Aggregate amount		200,000,000		200,000,000	$ 26,000
Operating bank account		800,000		1,600,000
Working capital		4,800,000		3,100,000
Cover expenses		25,000		25,000
Sponsor pursuant		$ 126,000		$ 126,000
Over Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)	34,500,000
Price per public share (in Dollars per share)	$ 10
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share)	$ 10
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants (in Shares)		10,900,000		10,900,000
Price per warrant (in Dollars per share)		$ 1		$ 1
Generating proceeds		$ 10,900,000		$ 10,900,000
Net proceeds		$ 345,026,000		$ 345,026,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)	4,500,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination acquires voting securities		50.00%		50.00%